American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP LARGE COMPANY VALUE FUND
(CLASS I AND CLASS II)

Supplement dated December 20, 2005 * Prospectuses dated May 1, 2005

THE FOLLOWING TABLE REPLACES THE ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
ARE DEDUCTED FROM FUND ASSETS) TABLE ON PAGE 3 IN THE CLASS I PROSPECTUS:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                DISTRIBUTION                     TOTAL ANNUAL
                 MANAGEMENT     AND SERVICE       OTHER          FUND OPERATING
                 FEE(1)         (12B-1) FEES      EXPENSES(2)    EXPENSES
-------------------------------------------------------------------------------
VP Large Company Value
  Class I        0.90%(3)       None              0.00%          0.90%
-------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
     EXPLANATION OF STRATEGY ASSETS.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(3)  EFFECTIVE DECEMBER 20, 2005, AMERICAN CENTURY HAS AGREED TO WAIVE THE
     FUND'S MANAGEMENT FEE PENDING SHAREHOLDERS' APPROVAL OF A NEW MANAGEMENT
     AGREEMENT BETWEEN THE FUND AND ITS ADVISOR.

THE FOLLOWING TABLE REPLACES THE ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
ARE DEDUCTED FROM FUND ASSETS) TABLE ON PAGE 3 IN THE CLASS II PROSPECTUS:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                   DISTRIBUTION                   TOTAL ANNUAL
                       MANAGEMENT  AND SERVICE      OTHER         FUND OPERATING
                       FEE(1)      (12B-1) FEES(2)  EXPENSES(3)   EXPENSES
--------------------------------------------------------------------------------
VP Large Company Value
  Class II             0.80%(4)    0.25%            0.00%         1.05%
--------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
     EXPLANATION OF STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS USED TO COMPENSATE INSURANCE COMPANIES FOR
     DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE Rule
     12b-1 Fees, PAGE 12.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  EFFECTIVE DECEMBER 20, 2005, AMERICAN CENTURY HAS AGREED TO WAIVE THE
     FUND'S MANAGEMENT FEE PENDING SHAREHOLDERS' APPROVAL OF A NEW MANAGEMENT
     AGREEMENT BETWEEN THE FUND AND ITS ADVISOR.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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